Supplemental Cash Flow Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors	$ 2,305	$ 4,313	$ 131,965
Scott Spirit (note 12j) [Member]
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors	2,305
Falcon Spirit (note 12c) [Member]
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors		3,608	104
Rio das Ostras (note 12d) [Member]
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors		(2,791)	21,475
Amundsen Spirit [Member]
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors		3,496
Petrojarl Varg (note 12b) [Member]
Contribution of Capital from Corporation to Dropdown Predecessors [Line Items]
Contribution of capital from Teekay Corporation to dropdown predecessors			$ 110,386